Summary of Significant Accounting Policies (Asset Retirement Obligation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation at beginning of period	$ 2,584	$ 2,716	$ 2,716	$ 1,114
Liabilities acquired			296	0
Liabilities incurred/assumed	2,192		348	1,474
Liabilities settled			(897)	0
Revision of estimate			0	13
Accretion expense	29	25	121	115
Asset retirement obligation at end of period	$ 4,805		$ 2,584	$ 2,716